Income Taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income taxes
Tax deductible expenses of the research and development expenses (in percent)	175.00%	175.00%	175.00%
PRC
Schedule of income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(2.40%)	(1.90%)	(2.80%)
Change in valuation allowance	(23.60%)	2.70%	9.90%
Effect of preferential tax treatment	(5.30%)	1.80%	5.50%
Uncertain tax positions	(0.10%)	0.10%	0.20%
Tax rate difference from statutory rate in other jurisdictions	(1.80%)	(23.50%)	(34.60%)
Effective income tax rate	(8.20%)	4.20%	3.20%